NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest Disclosure [Abstract]
Financial information of subsidiaries with material non-controlling interests
Financial information of subsidiaries that have material non-controlling interests are provided below:

	December 31, 2019		December 31, 2018
	Essakane	Rosebel	Essakane	Rosebel
Percentage of voting rights held by non-controlling interests	10%	5%	10%	5%
Accumulated non-controlling interest	$42.6	$25.7	$30.3	$25.3
Net earnings attributable to non-controlling interests	$12.8	$0.4	$5.8	$0.9
Dividends paid to non-controlling interests[1]	$0.5	$—	$1.0	$1.5

1	For the year ended December 31, 2019, dividends paid to other non-controlling interests amounted to $1.4 million (December 31, 2018 – $1.2 million).
Selected summarized information relating to these subsidiaries are provided below, before any intercompany eliminations:

	December 31, 2019		December 31, 2018
	Essakane	Rosebel	Essakane	Rosebel
Current assets	$297.4	$180.6	$245.1	$172.8
Non-current assets	958.3	756.0	865.8	675.1
Current liabilities	(109.2)	(81.0)	(96.7)	(68.4)
Non-current liabilities	(550.4)	(289.5)	(543.5)	(221.7)
Net assets	$596.1	$566.1	$470.7	$557.8
	Year ended		Year ended
	December 31, 2019		December 31, 2018
Revenues	$579.2	$352.5	$564.1	$386.0
Net earnings and other comprehensive income	$130.4	$8.5	$52.1	$17.3

Net cash from operating activities	$198.0	$53.3	$181.8	$61.6
Net cash used in investing activities	(104.5)	(83.3)	(161.4)	(67.9)
Net cash used in financing activities	(30.9)	(0.4)	(45.2)	(36.1)
Net increase (decrease) in cash and cash equivalents	$62.6	$(30.4)	$(24.8)	$(42.4)